LEASES - Amounts recognized as income for extensions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Amounts recognized as income for extensions	$ 19,520	$ 21,258
Financial leases	1,440,493	1,829,971	$ 1,918,655
Technological equipment
LEASES
Amounts recognized as income for extensions	15,210	16,217
Buildings
LEASES
Amounts recognized as income for extensions	3,052	3,032
Machinery and equipment
LEASES
Amounts recognized as income for extensions	720	1,481
Vehicles
LEASES
Amounts recognized as income for extensions	537	527
Furniture and fixtures
LEASES
Amounts recognized as income for extensions	$ 1	$ 1